INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ (2,540)	$ (688)	$ 1,147
Foreign	1,582	3	130
Loss before taxes on income (benefit), total	$ (958)	$ (685)	$ 1,277